Label	Element	Value
Ecofin Global Water ESG Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Ecofin Global Water ESG Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MANAGED PORTFOLIO SERIES
(the “Trust”)

Ecofin Global Water ESG Fund - EBLU
(the “Fund”)

Supplement dated August 19, 2022, to the Prospectus dated March 31, 2022, as amended
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Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies Revisions
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective September 19, 2022, the following replaces paragraphs 4-7 of the Fund’s Principal Investment Strategies section on pages 2 and 3 of the Prospectus:
Lastly, eligible constituents must have a minimum Environmental, Social and Governance (“ESG”) Risk Rating as determined by the index committee that governs the Underlying Index (the “Ecofin Index Committee”). The Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in companies that meet the required ESG Risk Rating criteria set forth by the Underlying Index methodology. ESG Risk Ratings are provided by Sustainalytics, a leading global provider of ESG and corporate governance research. The Sustainalytics ESG Risk Ratings measure the degree to which a company’s economic value is at risk driven by ESG factors or, more technically speaking, the magnitude of the company’s unmanaged ESG risks. Each company’s ESG Risk Rating is comprised of a quantitative score and a risk category (negligible, low, medium, high, severe). The quantitative score is measured on an open-ended scale starting at zero, with lower scores representing less unmanaged ESG risk. The ESG Risk Ratings are made up of three building blocks that include the foundational building block of Corporate Governance (a quality measure), a core building block focused on Material ESG Issues (including Human Capital, Occupational Health & Safety, and other industry specific issues); and a third building block considering Idiosyncratic Issues (which can be unpredictable or unexpected, industry-specific, event driven issues). The ESG Risk Ratings seek to incorporate the extent to which companies are exposed to material ESG risks and their ability to manage those risks.

The Underlying Index methodology currently requires that new additions to the Underlying Index be limited to companies with an ESG Risk Rating less than 30. Existing constituents must maintain a score less than 40 to remain in the Underlying Index.

The Underlying Index methodology provides that any existing constituent whose ESG Risk Rating is between 30 and 39.99 and does not improve for three consecutive quarters will be removed from the Underlying Index, and any constituent whose ESG Risk Rating increases to 40 or above will be removed at the next rebalance. Additionally, the Underlying Index methodology provides that current constituents will be dropped from the Underlying Index if they fail to meet a minimum of 0.10 liquidity turnover for two consecutive quarters. Any constituent that does not meet at least a 0.05 liquidity turnover will be dropped from the Underlying Index at the next rebalance. Companies that meet all other criteria but have not been rated by Sustainalytics may be included, but will be limited to 20% of the overall market capitalization of the Underlying Index.
The Underlying Index will include a minimum of 30 securities. Should the number of securities that meet the Underlying Index inclusion criteria fall below 30, the Underlying Index may include additional securities that have an ESG Risk Rating above the threshold for existing constituents or below the liquidity turnover threshold otherwise required for inclusion. This will ensure the Underlying Index remains investable and diversified. For the Underlying Index as a whole, no individual security may be more than 7.5% of the total float adjusted market cap of the Underlying Index. Should the weighting of any individual security be more than 7.5% of the total Underlying Index market cap as of the reference date for the next rebalance, excess market cap will be distributed evenly to other constituents of the Underlying Index that do not currently exceed the 7.5% threshold. Additionally, only six securities may comprise over 4% of the Underlying Index at the reference date.
Supplement Closing [Text Block]	ck0001511699_SupplementClosingTextBlock	This supplement should be retained with your Prospectus for future reference.
Ecofin Global Water ESG Fund | Ecofin Global Water ESG Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EBLU